Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
NQM186	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/31/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				08/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM186	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/31/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				08/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM186	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/31/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				08/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM22	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM22	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM22	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/06/2023	Cleared	2077	Credit	Fraud Report Missing	Fraud report Missing. Please provide a completed third party fraud report/tool. .	XX/XX/XXXX - Client provided trailing documents - data fraud report. Pass; Exception cleared.	09/08/2023	Fraud report Present.	09/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM188	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/07/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	A private VOR was provided to verify rental history; however, the LTV is XXX%. Guideline section XXX Verification of Rent Payments states verification of rent (VOR) or a rating from credit reporting agency if from rental agency if acceptable as verification. A VOR can be accepted from a private party at LTVs of XXX% or less.	An exception was approved for private VOR with XXX% LTV. Max LTV for exception is XXX%.	09/07/2023	09/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM188	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM188	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM124	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/12/2023	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. XXX assets have expired and cannot be used. The XXX reflects a reserve requirement of XXX months for LTVs greater than XXX% and less than XXX%.	XX/XX/XXXX - Acknowledged by Client - Ok per XXX for reserves less than XXX months, comp factors, S/E for X+ years.;	09/18/2023	09/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM124	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/11/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM124	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/12/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM136	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/12/2023	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX% exceeds guideline maximum of XXX%. The lender’s bank statement analysis does not appear to be consistent with regard to which transfer deposits were included and which were excluded. It was noted that only circular items were excluded, however, nearly every month of statements included transfers from the same account, and only XXX months were all the transfers excluded. XX/XX/XXXX were the only months that deposits from #XXX were excluded. Since there was no clear way to discern which to include and which to exclude, audit excluded all transfer deposits. This resulted in a total qualified deposit amount of $XXX or $XXX monthly. With the XXX% expense ratio applied, the net qualifying monthly income is $XXX which resulted in a DTI of XXX% which exceeds the lender guideline maximum of XXX%.

; XX/XX/XXXX - Client submitted income worksheet, adding in a $XXXk deposit from XX/XX/XXXX with no explanation. New income from client is higher at $XXX. Unable to accept without additional information regarding $XXXk deposit and why lender is including it now.	XX/XX/XXXX: Client Rebuttal -Transfers are not prohibited per XXX guidelines and UW discretion plays a role in determining which transfers are allowed. Sometimes UW will take the conservative route but this should not be construed to be a new guideline to remove all transfers. Loan closed within parameters of XXX Lending’s guidelines for the XXX program.;
XX/XX/XXXX Audit Review - Client to provide their definition of circular transfers for the XXX month XXX program. Client to provide LOX for transfers (inclusion / exclusion) for this loan. Audit shows only XXX out of XXX months of circular transfers were excluded from #XXX. UW worksheet says they excluded only circular items from #XXX. ; XX/XX/XXXX - Client submitted income worksheet, adding in a $XXXk deposit from XX/XX/XXXX with no explanation. New income from client is higher at $XXX. Unable to accept without additional information regarding $XXXk deposit and why lender is including it now.	09/27/2023	XX/XX/XXXX: Audit has re-reviewed the lenders rebuttal and by using the income figures based on lenders original analysis and their attestation confirming their guides allow for these transfers has resulted in the qualifying DTI now below XXX, condition cleared.	10/11/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM136	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/19/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/19/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM136	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/12/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/12/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM219	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/14/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. The borrower is a XXX. The lender verified a total of XXX months rental history with a VOR. The VOR is not supported by X LOEs in the file stating the borrower’s XXX pays the mortgages and rent solely and out of her account. Per Lender Guidelines XXX for a primary residence purchase, is absent a complete rental history for the prior XXX (XXX) consecutive months, or is currently not paying any rent, that borrower is limited to: (a) XXX% maximum LTV.	XX/XX/XXXX - Client rebuttal - Reworked loan to XXX
XX/XX/XXXX- Audit review - Note in file is XXX. LTV exception is due to XXX with no VOR. Client acknowledged housing XXX for this loan. Does client acknowledge LTV exception?; XX/XX/XXXX - Ok per XXX to accept the LOE stating that borr provided funds to XXX who would then pay rent out of her account as proof of household income being used to pay rent for both parties and the previous mortgage as they lived together as a married couple in a XXX to go to XXX% LTV.	09/27/2023	09/27/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
NQM219	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/14/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. The borrower is a first-time home buyer. The lender verified a total of XXX months rental history with a VOR. The VOR is not supported by X LOEs in the file stating the borrower’s XXX pays the mortgages and rent solely and out of her account. Per Lender Guidelines XXX First Time Home Buyers - If an XXX, for a primary residence purchase, is absent a complete rental history for the prior XXX (XXX) consecutive months, or is currently not paying any rent, that borrower is limited to: (a) XXX% maximum LTV.	XX/XX/XXXX - Client rebuttal - Reworked loan to XXX
XX/XX/XXXX- Audit review - Note in file is already a XXX. CLTV exception is due to FTHB with no VOR. Client acknowledged housing FTHB/VOR for this loan. Does client acknowledge CLTV exception?; XX/XX/XXXX - Ok per XXX to accept the LOE stating that borr provided funds to XXX who would then pay rent out of her account as proof of household income being used to pay rent for both parties and the previous mortgage as they lived together as a XXX in a community property state to go to XXX% LTV.	09/27/2023	09/27/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
NQM219	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/14/2023	Acknowledged	1324	Property	Second Appraisal is Missing	The loan amount is $XXX and there is no second appraisal in file. Guideline section XXX Second Appraisals states a second full appraisal is required when: The loan amount is greater than $XXX.	There is an exception in file to allow for one appraisal with less than $XXX loan amount.	09/14/2023	09/14/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
NQM219	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/14/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. The lender verified a total of X months rental history with a verification of rent. There are XXX mortgage statements in the file that belong to the Borrower's XXX only. The VOR is not supported by the LOEs in this file. There is a signed LOE in the file from the borrower's XXX stating the following: This letter serves as an explanation in regard to my husband’s mortgage application. Our mortgage payments and currents rent payments are paid solely by me. There is another signed LOE in the file from the borrower's XXX stating the following: This letter serves as the explanation requested in regard to my XXX mortgage application. Our current rent payments and prior mortgage payments was paid out of my account. My XXX would provide me with the funds to pay bills and I would in turn take those funds and pay the bills out of my account. Per Lender Guidelines XXX Absence of Mortgage/Rental History - In the absence of a mortgage / rental rating covering the last XXX (XXX) months, the loan will be considered on a case-by-case basis.	XX/XX/XXXX - Acknowledged by Client - Ok per XXX to accept the LOE stating that borr provided funds to XXX who would then pay rent out of her account as proof of household income being used to pay rent for both parties and the previous mortgage as they lived together as a married couple in a community property state. Per XXX, VOR and XXX statements are acceptable for a XXX month housing history, comp factors, XXX FICO, AAA credit, S/E for X years, over $XXX in reserves after closing, subject property in XXX, overall good condition.	09/19/2023	09/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
NQM219	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/13/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
NQM190	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM190	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM190	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM401	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	2075	Property	Title Issues Present	The following issues were noted: File is missing copy of the XXX review to support the borrower is sole owner of the subject property that was held in the marital trust and titled as community property.	XX/XX/XXXX -Uploading copy of fully executed and recorded grant deed from XXX. He is granting her the property and quitting off title with the loan in both their names and now only in hers. He willingly signed it so the presence of the trust with the XXX does not automatically create a requirement for the XXX. FNMA may have that requirement but our guidelines on it are silent	10/19/2023	The exception 'Title Issues Present' is cleared.	10/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM401	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: File is missing a copy of the XXX review to evidence the XXX has no right to a claim any or all of the XXX account balance ending in # XXX used to support the XXX.	XX/XX/XXXX -Same rationale as above, assets are in her name only and she has ownership. If XXX had any claims, it would have already been settled as was the ownership of the home he released.	10/19/2023	The exception 'Asset Documents are Incomplete' is cleared.	10/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM401	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	3843	Credit	Guideline Seasoning not Met	Guideline seasoning requirement has not been met. File is missing copy of the XXX review to support the borrower is sole owner of the subject property that was held in the marital trust and titled as community property.	XX/XX/XXXX - Uploading copy of fully executed and recorded grant deed from XXX. He is granting her the property and quitting off title with the loan in both their names and now only in hers. He willingly signed it so the presence of the trust with the ex-husband does not automatically create a requirement for the divorce decree. FNMA may have that requirement but our guidelines on it are silent.	10/19/2023	Guideline seasoning requirement met, exception resolved.	10/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM401	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM401	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/09/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM385	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM385	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM385	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM328	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/09/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/09/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM328	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/09/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM328	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/09/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	File is missing verbal verification for borrower's job with XXX.	XX/XX/XXXX - Uploading the VVOE for XXX	10/17/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	10/17/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM328	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/09/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial.
(i) File is missing documentation to support the payments to XXX do not exceed $XXX per month.

(ii) File is missing documentation to support XXX IRS income taxes were paid as reflected on the unsigned amended return prepared XX/XX/XXXX in the amount of $XXX.

(iii)  File is missing documentation to support the XXX Income taxes were paid in the amount of $XXX.

..	XX/XX/XXXX - Client Rebuttal - In the absence of a posted payment on credit for student loans, a figure of XXX% of the balance will be used in the DTI for qualifying purposes. XXX Lending does not have a guideline requiring the verification of the borrower’s annual tax liability being paid	10/17/2023	Borrower liabilities verified indicator is Present	10/17/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM377	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/07/2023	Acknowledged	1953	Credit	Percentage of Downpayment from Borrower Own Funds is Zero	The percentage of downpayment from borrower own funds is XXX. There is no documentation in file to verify the borrower contributed any funds to the down payment. Guideline section XXX Gift Funds states for investment property or second homes, applicant(s) will be required to contribute a portion of their own sourced and seasoned funds to the transaction of the larger of (a) XXX% of the purchase price or (b) $XXX.	Exception is approved in file for gift from parents on investment for $XXX down payment. Excluded XXx% down payment from borrowers own funds.	10/10/2023		10/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	C	B	B	B	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM377	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/09/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				10/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM377	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/10/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM377	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/09/2023	Acknowledged	3812	Credit	Interested Party Contribution – Exceeds Guidelines	The Interested Party Contributions of XXX exceed XXX allowable per guidelines. There was no LTV adjustment made by the lender for excessive contributions. Guideline section XXX Maximum Contributions state non-owner occupied and second home limited to XXX only by seller and the max XXX% regardless of LTV. Excessive Contributions Contributions in excess of the above stated limits are allowable; however, the excess of the contribution(s) must be subtracted from the purchase price for the calculation of LTV / CLTV.	XX/XX/XXXX Client Rebuttal - The gift of equity is independent of a seller’s credit. Remaining seller’s credit is right at XXX%, uploading gift letter for review. Thank you.;
															Audit Review - Total Seller credits per final settlement statement dated XX/XX/XXXX are $XXX and $XXX for a total of $XXX or XXX%. Per contract addendum #XXX signed and dated XX/XX/XXXX - Sellers agree to pay all of Buyers closing costs up to $XXX. Lender is not including $XXX seller credit in their calculations. Gift of equity of $XXX is not being factored into this exception. ; XX/XX/XXXX - Ok per XXX for seller credit over XXX%, comp factors, XXX% (max XXX%) purchase, XXX FICO, full doc, subject in CX condition.	10/24/2023		10/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	C	B	C	B	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM235	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/10/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. The XXX reflects for loan amounts less than $XXX, the maximum LTV/CLTV is XXX% for purchase. An approved exception is in file to allow the LTV at XXX%.	Per XXX- Ok to proceed with a XXX% LTV. Final rate XXX% with XXX discount points to match XXX	10/17/2023	10/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM235	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/10/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. The XXX reflects for loan amounts less than $XXX, the maximum LTV/CLTV is XXX% for purchase. An approved exception is in file to allow the LTV at XXX%.	Per XXX- Ok to proceed with a XXX% LTV. Final rate XXX% with XXX discount points to match XXX	10/17/2023	10/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM235	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/09/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM235	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/10/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM324	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirement	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/10/2023		10/10/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM324	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				10/10/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM324	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/10/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM262	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	Per lender’s guidelines section XXX Verbal Verification of Employment. An Applicant who is a wage earner with qualifying income requires a verbal verification of employment (“VVOE”) conducted by Funding Department within XXX calendar days prior to “Closing” in XXX or “XXX” in XXX. The file is missing a VVOE for the borrower.	XX/XX/XXXX Client submitted docs - The VVOE has been uploaded for review.;
XXX Review - VVOE received is dated XX/XX/XXXX and Note Date is XX/XX/XXXX. VVOE is outside of lender GLs, unable to clear condition with post closing VVOE. VVOE must be within XXX calendar days prior to “XXX” in XXX states or “XXX” in XXX states. ; Ok per XXX for VVOE to be completed past XXX days, comp factors, borr employed for XXX years, XXX FICO, no housing lates, subject is a new build from XXX.	10/24/2023	10/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM262	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Acknowledged	3467	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per lender’s guidelines section XXX Minimum Credit Depth; A minimum credit depth of XXX acceptable trade lines aged individually for a minimum of XXX years is required for LTVs greater than XXX%. The credit report provided has XXX qualified trade lines. The lender approved an exception to accept credit depth with the rent history provided. This condition will be considered non-material.	The lender approved an exception to accept credit depth with the rent history provided	10/10/2023	10/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM262	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM262	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM262	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Per lender’s guidelines section XXX Stocks, Bonds, and Other Securities. The file must contain proof that the borrower owns the stocks, bonds, or other securities and must document what they are worth. Proof is required that these securities have been sold if funds are needed to close. The file contains evidence of $XXX wire/liquidation from the XXX account, however, the total funds to close were $XXX. Please provide additional evidence of liquidation or other liquid asset verification to fully document the required cash to close. .	XX/XX/XXXX - Client Rebuttal - Funds held in a full-service brokerage are considered liquid assets in XXX’s view. Though some proof of liquidation was provided, it was not required nor does it’s presence create a requirement. Borrower has over $XXXK in assets at XXX. Thank you.	10/17/2023	The exception 'Asset Documents are Incomplete' is cleared.	10/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM342	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/11/2023	10/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM342	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial	The XXX for XXX month rental history is in file; however, there is no lease agreement in file for the borrower's current primary. The conditional loan approval requires the lease agreement AND a legible copy of XXX months canceled checks (front and back); OR bank statements for the last XXX months which consistently show payment made for rent amount; OR Verification of Rent or a rating from credit reporting agency if from rental agency.	An approved exception is in file to allow no lease agreement with only VOR for XXX months housing history-LTV XXX%.	10/11/2023	10/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM342	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM342	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The Written VOE Program was used to verify income; however, the borrower is a First Time Home Buyer. Lender Guideline section Written Verification of Employment ("WVOE") Program states no First Time Home Buyers.	XX/XX/XXXX - Uploading XXX for borrower that reflects bi-weekly payroll deposits from employer. Per Sec XXX, for borrower’s who are unable to provide paystubs, XXX Lending allows proof of deposits to serve as a paystub substitute and then combine it with either the WVOE, WX or XXXX returns to serve as the annual income document. Loan closed within guidelines as full doc.	10/16/2023	The borrower income verification does match approval	10/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM126	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/11/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing a fully executed/certified true copy of the settlement statement from the sale of the departure or evidence the proceeds were wired to the borrower to confirm the consummation of the sale.	XX/XX/XXXX - Client Uploading Final Settlement Statement for departure residence on Endner Place for review	10/25/2023	Borrower liabilities verified indicator is Present. Final settlement statement for departing residence received.	10/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	D	A	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
NQM126	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/11/2023	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Section XX.X Structural Deferred Maintence. Inspection report provided reflects the subject and needed to be repaired, in addition the needed to be secured. A escrow holdback is listed on the Final Closing Disclosure. Guidelines call for deferred maintenance items to be repaired prior to closing, an escrow holdback was set up for items to be repaired post close.	; Lender exception in file allowing for the holdback and post close cure.	10/11/2023	10/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	D	A	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
NQM126	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	A	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
NQM170	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/11/2023	10/11/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	A	C	B	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
NQM170	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/11/2023	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Subject loan was closed with a $XXX escrow holdback for the renovation of a bathroom in the subject property.	; Lender exception in file allowing for the loan to close with $XXX in escrow holdback.	10/11/2023	10/11/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	A	C	B	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
NQM170	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/11/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing supporting documentation regarding the recuring "XXX" deduction appearing on the borrower's XX. This payment of $ XXX per check was not factored into the DTI. Lender/borrower to provide documentation that supports exclusion from DTI . .	XX/XX/XXXX - Client rebuttal - XXX is repayment of insurance coverage from a prior time period. We do not factor in any; type of health insurance offered by the employer into the DTI.	10/16/2023	Borrower liabilities verified indicator is Present	10/16/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	A	C	B	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
NQM170	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/11/2023	Cleared	2075	Property	Title Issues Present	The following issues were noted: File is missing copy of the final renovation contract supporting the $XXX. File contains a contract for XXX dated XX/XX/XXXX. However, the borrower's communication to lender reflects they choose to go with XXX. This later contract for renovations is not in the loan file for review. Additional conditions may apply.	XX/XX/XXXX - Client rebuttal - The purpose of a construction bid is to get an unbiased Xrd party market opinion of the cost of repairs/completion of any household issues. This is the amount that XXX will base its holdback amount on. The borrower is free to chose any company/contractor they chose and they often have a friend or family member that can get them a better deal so they end up going with them. A bid from such party would not be accepted for the purpose of determining the holdback amount because it is not a market bid. The presence of a bid in no way is a requirement of exclusive use of that company.	10/16/2023	The exception 'Title Issues Present' is cleared.	10/16/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	A	C	B	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
NQM231	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM231	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/11/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM231	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/11/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM149	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/12/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. The borrower does not have any tradelines with a XX month history. Guideline section XXX Minimum Credit Depth states a minimum credit depth of three acceptable tradelines aged individually for a minimum of two years is required for LTVs greater than XX%.	A lender exception was approved to allow LTV to XXX% with XXX tradelines reporting for XX+ months. XXX approval on VOR at XXX yr. XXX months (needed XXX trade line at XXX months) Max DTI XX%.	10/12/2023	10/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM149	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/12/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. The borrower does not have any tradelines with a XX month history. Guideline section XXX Minimum Credit Depth states a minimum credit depth of three acceptable tradelines aged individually for a minimum of two years is required for LTVs greater than XX%.	A lender exception was approved to allow LTV to XXX% with three tradelines reporting for XX+ months. XXX approval on VOR at XXX yr. XXX months (needed XXX trade line at XXX months) Max DTI XX%.	10/12/2023	10/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM149	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM149	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/12/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM191	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	10/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM191	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/12/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM191	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/12/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM264	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM264	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/12/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM264	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/12/2023	Cleared	2571	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Guidelines section XXX requires a copy of the XXX results from the XXX, file is missing this documentation for both borrowers.	XX/XX/XXXX - Client submitted cleared XXX reports for both borrowers. ;
XX/XX/XXXX - Client submitted Form XXX for borrower and co-borrower, however final results from XXX search are still needed. Please provide XXX results.	11/01/2023	Final Loan Application is Present. Client submitted cleared SSA reports for both borrowers.	11/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM264	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/12/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing statement/letter from borrower regarding the HOA dues on the primary residence.	XX/XX/XXXX - Client submitted trailing docs for HOA payment.	10/23/2023	Borrower liabilities verified indicator is Present	10/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM264	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/12/2023	Cleared	1262	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval. Guidelines Section XXX requires tax returns used to qualify income to be signed. The XXX, copies provided were not signed by both borrowers.	XX/XX/XXXX - Client uploaded trailing docs	10/27/2023	The coborrower income verification does match approval. Audit Verified signed tax returns recevied for XX/XX/XXXX.	10/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM173	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM173	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM173	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM123	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	10/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM123	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/12/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM123	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/13/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. File contains conflicting information regarding XXX% ownership for borrower in the business. The letter provided by the tax preparer states borrower has XXX% sole ownership. However, the XXX reflects the Principal/Partner as XXX at the borrower's address. Provide additional Xrd party evidence that borrower is sole owner and XXX has no current/past interest in the business for the months to support XXX% use of income.	XX/XX/XXXX - The CPA letter states they have reviewed his taxes for the last XXX years and that would include the XXX and the corresponding ownership percentage. The CPA is a disinterested XXX party so if they say the borrower is XXX% owner, XXX will accept the latter as proof as such.	10/20/2023	The borrower income verification does match approval	10/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM43	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/11/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/13/2023		10/13/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM43	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/13/2023	Acknowledged	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX. Guideline section XXX First Time Home Buyer states if an XXX for a primary residence purchase is absent a complete rental history for the prior XXX consecutive months, or is currently not paying rent, that borrower is limited to: (a) XXX% maximum LTV; (b) XXX% maximum DTI; and (c) Qualifying income with Full Doc or XX-Month Bank Statement Programs.	; An approved exception is in file to allow a maximum DTI of XXX%.	10/13/2023		10/13/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM43	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/13/2023	Acknowledged	3424	Credit	Partial Bankruptcy documentation provided.	The borrower has a XXX that was discharged less than a year at application. The XXX states to price as XXX FICO for XXX greater than or equal to XXX and less than XXX years, which would have a maximum LTV of XXX%. An exception is in file to allow less than XXX year XXX with XXX% maximum LTV and paying off all debt except the borrower's student loan.	; Lender exception provided for XXX dated less than XXX months at application.	10/13/2023		10/13/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM43	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/13/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM168	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM168	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM168	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM272	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				10/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM272	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				10/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM272	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM273	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Per lender matrix dated XX/XX/XXXX, the maximum LTV/CLTV is XXX% for a XXX refinance that has short term rentals. A lender exception was provided to allow a maximum of XXX% LTV. This condition will be considered non-material.	A lender exception was provided to allow a maximum of XX% LTV.	10/13/2023	10/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM273	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM273	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM55	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM55	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM55	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM259	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/11/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/13/2023	10/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM259	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM259	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM38	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/16/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/16/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	A	A	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM38	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Cleared	2353	Compliance	Evidence of Rate Lock Not Provided	Evidence of Rate Lock Not Provided	Evidence of Rate Lock not required as loan is not subject to TRID Testing (XXX), condition cleared.	10/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	A	C	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM38	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/16/2023	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX. - Lender applied a XX% tolerance to the actual vs market rents ( $XXXX vs $XXXX) on this full documentation investment purchase. Lender guides dated XXX were in effect and do not reflect XXX% tolerances allowed. The XXX% tolerance verbiage was found in the updated guides dated XX/XX/XXXX however it applies to the XXX program.	XX/XX/XXXX - Whenever the guidelines are updated and expanded parameters or permissions are granted, all loans active at that time are eligible for these items. This is how XXX having updated guidelines with active loans approved previously. Thank you.	10/20/2023	Documentation provided to support Qualifying DTI below XXX.	10/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	A	C	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM274	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/16/2023	Cleared	2578	Credit	Housing history does not meet guidelines	The borrower only has XXX months of housing history documented in file. Guideline section XXX Absence of Mortgage/Rental History states in the absence of a mortgage/rental rating covering the last twelve months, the loan will be considered on a case-by-case basis. There is no exception in file for the lack of a XXX housing history/rent free letter to complete a XXX months history.; XX/XX/XXXX - Lender Gls XXX Absence of Mortgage/Rental History - In the absence of a mortgage / rental rating covering the last XXX (XXX) months, the loan will be considered on a case-by-case basis. Rebuttal accepted by management to cover case-by-case verbiage in lender gls.	XX/XX/XXX -Borrower only bought subject X months prior and with no primary housing expense, this is all that existed. Not having a full rating due to unverifiable payments or otherwise is independent from one that mechanically does not exist. If it does not exist, a management exception is not needed. This is how XXX lending interprets the situation where you cannot validate a non-payment.; XX/XX/XXXX - Lender Gls X.XX Absence of Mortgage/Rental History - In the absence of a mortgage / rental rating covering the last twelve (XX) months, the loan will be considered on a case-by-case basis. Rebuttal accepted by management to cover case-by-case verbiage in lender gls.	10/23/2023	Housing delinquency meets guidelines.	10/23/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM274	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				10/13/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM274	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/16/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/16/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM211	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/16/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/16/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM211	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM211	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/16/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/16/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM302	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/13/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/13/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM302	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/16/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/16/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM302	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/16/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/16/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM224	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/16/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The file is missing evidence of HOA dues for the borrower’s other REO on XXX. Please provide current documentation of HOA dues.	XX/XX/XXXX - HOA docs not received, client to please re-upload; XX/XX/XXXX - Uploading XXX reflecting the HOA for REO at XXX. Thank you.;	10/23/2023	Borrower liabilities verified indicator is Present. Verified HOA for REO.	10/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM224	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/13/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM224	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/16/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/16/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM370	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/16/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM370	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/16/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM370	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/16/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM287	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/16/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/16/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM287	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/17/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/17/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM287	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/17/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/17/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM151	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/16/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/16/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM151	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/17/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM151	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/17/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM131	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/16/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/16/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM131	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/17/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM131	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/17/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM373	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/16/2023	Cleared	-97385	Compliance	MD COMAR Higher-Priced Mortgage Loan Finding	This loan is a higher-priced mortgage loan. (XXX , XXX )
The loan is a higher-priced mortgage loan as defined in the XXX due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; and The loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; HPML with established escrows and met appraisal requirements.	Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/17/2023	10/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM373	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/16/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/17/2023	10/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM373	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/17/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM373	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/17/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM4	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/17/2023	Acknowledged	932	Property	Origination Appraisal is Partial	Origination Appraisal is Partial. Appraisal in file does not reflect the title owner of subject as borrower ( confirmed viat title). Appraiser to updated appraisal to reflect borrower as owner and borrower to match loan documents in file.	XX/XX/XXXX - Appraisal was completed for a different client and had the borrowers entity as the borrower which was how our loan was originally set up as but then changed after closing, articles uploaded for review. Due to borrowers inability to have this part changed, XXX made the decision to accept the loan in its a current state, comp factors, XXX% LTV, DSCR positive cash flow, no derogatory credit, subject in XXX condition having been recently;
															remodeled.	10/20/2023		10/20/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	B	A	A	D	B	NA	NA	C	A	C	NA	D	A	D	NA	C	A	C	NA	D	A	D	NA	D	A	D	NA	B	A	B	NA	B	A	B	NA	B	A	B	NA	B	A	B	NA	B	A	B	NA
NQM4	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/16/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.				10/17/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	A	A	D	B	NA	NA	C	A	C	NA	D	A	D	NA	C	A	C	NA	D	A	D	NA	D	A	D	NA	B	A	B	NA	B	A	B	NA	B	A	B	NA	B	A	B	NA	B	A	B	NA
NQM4	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/17/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				10/17/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	A	A	D	B	NA	NA	C	A	C	NA	D	A	D	NA	C	A	C	NA	D	A	D	NA	D	A	D	NA	B	A	B	NA	B	A	B	NA	B	A	B	NA	B	A	B	NA	B	A	B	NA
NQM12	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/17/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/17/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM12	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/17/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/17/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM12	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/17/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/17/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM82	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/17/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				10/17/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM82	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/18/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				10/18/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM82	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/18/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/18/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM23	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/17/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/18/2023	10/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM23	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/18/2023	Acknowledged	722	Credit	Borrower Credit Report Indicator is Partial	Credit in file is dated XX/XX/XXXX; however, the application was completed XX/XX/XXXX. Therefore a new credit report was not required. An approved exception is in file to repull credit based on the borrower's request.	An approved exception is in file to repull credit based on the borrower's request.	10/18/2023	10/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	D	B	D	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM23	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/18/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM243	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/18/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				10/18/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	A	A	A	A	A	A	A	NA	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM243	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/18/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/18/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	A	A	A	A	A	A	A	NA	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM243	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/17/2023	Cleared	2353	Compliance	Evidence of Rate Lock Not Provided	Evidence of Rate Lock Not Provided	Please note that business purpose loans do not require disclosures. Thank you.	11/01/2023	Evidence of Rate Lock Provided	11/01/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	A	C	A	A	A	A	A	NA	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM255	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/18/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing supporting documentation to confirm the lease ending balance of $XXX due to XXX was paid/ forgiven by the leasing company in XXX for ending the lease prior to XX/XX/XXXX.	XX/XX/XXXX - The status of the rental is beyond the scope of our loan. All payments have been made up to our closing, no collections accounts are on credit so the settling of that account is irrelevant. XXX does not have a guideline requirement to tie off any possible lease agreement loose ends.	10/24/2023	Borrower liabilities verified indicator is Present	10/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM255	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/18/2023	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Lender to provide documentation on source used for conversion rate and the rate per calendar month of the exchange rate used to determine the conversion from the Euro to US Dollar for each month XX/XX/XXXX- XX/XX/XXXX to support the qualifying income of $XXX.	Exception approved by XXX for business bank statements on a bank statement loan for income calculations from a bank based in XXX.;
;
Per XXX, President of XXX, and end conversion rate is appropriate for our income calculation. LTV restricted to XXX% maximum. Uploading conversion, the date the exception was granted which actually shows a higher rate than what we had used. Comp factors, purchase, XXX FICO, credit, subject property is a new build from XXX.	10/24/2023	10/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM255	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/17/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM255	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/18/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM319	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/18/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM319	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/19/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM319	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/19/2023	Cleared	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Guidelines VI Rental Income Requirements XXX notes lender to calculate XXX using the lesser of rents in place ( $XXX) or market rents ($XXX) divided by PITIA of subject. Lease for all XXX occupied units were provided thus DSCR was calculated using $XXX resulting a DSCR of XXX which required a XXX% LTV/CLTV deduction from the maximum allowed.	XX/XX/XXXX Client Rebuttal - Each of the four rental agreements reflect month-to-month rents and the DSCR calculation is to take the lower of annual or market rents. Since the rents are only monthly and not on an annual term the use of market rents is within XXX Lending guidelines, as is the XXX% LTV since it will be positive cash flow	10/24/2023	Original LTV of XXX adheres to the guideline maximum LTV of XXX.	10/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM319	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/19/2023	Cleared	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Guidelines Section VI Rental Income Requirements , DSCR notes lender to calculate DSCR using the lesser of rents in place ( $XXX) or market rents ($XXX) divided by PITIA of subject. Lease for all XXX occupied units were provided thus DSCR was calculated using $XXX resulting a DSCR of XXX which required a XXX% LTV/CLTV deduction from the maximum allowed.	XX/XX/XXXX Client Rebuttal - Each of the four rental agreements reflect month-to-month rents and the DSCR calculation is to take the lower of annual or market rents. Since the rents are only monthly and not on an annual term the use of market rents is within XXX Lending guidelines, as is the XXX% LTV since it will be positive cash flow	10/24/2023	Original CLTV of XXX adheres to the guideline maximum CLTV of XXX.	10/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM172	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/18/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan. ; Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	10/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																			; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM172	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/19/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																			; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM172	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/18/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																			; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM25	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/18/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	A	A	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM25	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/18/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	A	A	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM25	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/18/2023	Cleared	2335	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. The lender used $XXX market rent to calculate the DSCR when the actual market rent per the appraisal is $XXX. Per lender rate sheet, DSCR between XXX to <XXX requires a XXX% LTV/CLTV reduction. The lender did not apply this deduction, as the LTV is XXX%.	XX/XX/XXXX - Client Uploading updated XXX reflecting $XXX in rents. Thank you	10/24/2023	Qualifying DSCR of XXX meets guideline requirement.	10/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	A	C	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM313	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/18/2023	Cleared	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.			The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX.; The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of ___ or $___.	10/24/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM313	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/18/2023	Cleared	2095	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX.; Cash to close in the amount of XXX is greater than the available asset amount of XXX. Business funds owned by borrower's son, XXX under XXX, have been removed from acceptable assets. Per Lender Guidelines XXX: Borrower must own the business contributing the closing funds.			Sufficient cash to close is documented.; Sufficient cash to close is documented.	11/02/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM313	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/18/2023	Acknowledged	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Asset statements from XXX business acct #XXX were used and required for qualification, however, the file is missing evidence that the borrower owns or is otherwise affiliated with the business on the account. Please provide documentation to support the use of these assets. Per lender’s guidelines section XXX Business Deposit Accounts; Borrower must own the business contributing the closing funds.	XX/XX/XXXX - Audit Reviewed Gift Funds submitted. Per audit review and lender asset summary sheet, Gift funds have already been transferred to the borrower on XXX. XXX has a balance of which included $XXXk gift funds. Audit's assets for closing $XXX (includes XXXk and XXXk gift). Cash required for closing $XXX. Audit assets match lender asset summary, with the exception of XXX #XXX, which is in the XXX business name and cannot be used per lender guidelines. Client to review asset summary sheet and provide a lender exception allowing the use of business funds not in the Borrower's name.;
XX/XX/XXXX - CA Review - Articles of Organization for XXX are in XXX name only. Per LOE in file, XXX is the borrower's son. These assets have been removed, triggering XXX additional exception on the file. - Insufficient cash to close. Per Lender Guidelines XXX BUSINESS DEPOSIT ACCOUNTS: Borrower must own the business contributing the closing funds.;
															XX/XX/XXXX Client submitted - Uploading articles of organization for XXX showing our borrower as the only member.; XX/XX/XXXX - Ok per XXX to take assets as they are with sons gift and business funds, comp factors, XXX FICO, XXX credit, DSCR positive, subject in CX condition having been recently remodeled	11/02/2023		11/02/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM313	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/18/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/18/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM313	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/18/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				10/18/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM348	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/19/2023	Acknowledged	871	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. HOI Deductible is $XXX. Per lender guidelines - The deductible clause may not exceed the lower of $XXX or XXX% of the amount of coverage. The deductible clause may apply to either fire or extended coverage or to both.	Lender exception in file - Per XXX ok to proceed with a HOI deductible of $XXX	10/19/2023		10/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM348	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/18/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. XXX reflects a maximum LTV/CLTV of XXX% for cash-out refinance of primary with XXX minimum FICO and maximum loan amount of $XXX.	An approved exception is in file to allow a maximum LTV/CLTV of XXX% with a loan amount over $XXXM.	10/19/2023		10/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM348	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/18/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. XXX reflects a maximum LTV/CLTV of XXX% for cash-out refinance of primary with XXX minimum FICO and maximum loan amount of $XXX.	An approved exception is in file to allow a maximum LTV/CLTV of XXX% with a loan amount over $XXXM.	10/19/2023		10/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM348	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/18/2023	Acknowledged	3497	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is: $XXX. The post closing CD reflects the borrower receiving cash back of $XXX. The XXX states the maximum cash back allowed is $XXX for loan amounts greater than $XXX.	An approved exception is in file to proceed with cash out over $XXXK.	10/19/2023		10/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM348	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/18/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				10/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM348	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/18/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM113	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/18/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/19/2023	10/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM113	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/19/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM113	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/19/2023	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX. The borrower is currently living rent free per the letter provided in file. Lender DTI is XXX% and would have required a lender approval. Audit DTI is XXX% due to excluding deposits from the borrower's XXX that the lender did not exclude. Guideline section XXX First Time Home Buyer ("FTHB") states if an FTHB, for a primary residence purchase, is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to: (a) XXX% maximum LTV; (b) XXX% maximum DTI; and (c) Qualifying income with Full Doc or XXX-Month Bank Statement Programs.	XX/XX/XXXX - Transfers are allowable per XXX so long as they are not circular in nature. XXX could have taken payment from a vendor and was simply moving it over to the main account, regardless, there are no line level validation requirements in the guidelines. Per Sec XXX, any DTI of XXX% rounds down to XXX% and so is the same for anything less than XXX% and less. Thank you.;
XX/XX/XXXX -  review added transfers back into income. Updated DTI is XXX% and matches the lender's approved DTI of XXX%. DTI still exceeds lender guidelines of XXX% for first time homebuyer. The borrower is currently living rent free per the letter provided in file. A lender exception is required due to lender approving loan at XXX% and outside guidelines XXX. ;
XX/XX/XXXX - Client Rebuttal - Transfers are allowable per XXX so long as they are not circular in nature. XXX could have taken payment from a XXX and was simply moving it over to the main account, regardless, there are no line level validation requirements in the guidelines. Thank you.	10/24/2023	Documentation provided to support Qualifying DTI below XXX. Audit used lender GLs XXX to round DTI down and within limits.	10/30/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM121	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/19/2023	Cleared	2353	Compliance	Evidence of Rate Lock Not Provided	Evidence of Rate Lock Not Provided	Please note that business purpose loans do not require disclosures. Thank you.;	11/01/2023	Evidence of Rate Lock Provided	11/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	A	A	A	A	NA	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM121	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/19/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	A	A	NA	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM121	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/19/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	A	A	NA	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	C	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM203	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/19/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				10/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM203	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/19/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				10/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM203	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/19/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM83	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/20/2023	Cleared	939	Credit	Mortgage Insurance Certificate is Missing	The mortgage insurance certification is missing. The first payment letter, final XXX and XXX show a $XXX/month MI payment. There is no MI documentation in the file. Client to provide MI certificate.	XX/XX/XXXX - This figure is not XXX, it is a separated breakdown of the property taxes to the different taxing authorities of the city, county and school district. In this particular jurisdiction, each entity taxes separately and must be accounted for that way. XXX does not offer XXX and our system is limited to just a single line for taxes so it spilled over to XXX and other in various areas in the file.	10/27/2023	The mortgage insurance certification is Not Applicable. Audit verified taxes broken out on tax cert XXX different ways. Ok to clear XXX requirement, as lender used XXX for XXX tax authority;	10/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	D	A	D	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM83	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/20/2023	Cleared	363	Credit	Lender or Borrower Paid MI Indicator has not been entered	Lender or borrower paid MI has not been entered. The first payment letter, final XXX and XXX show a $XXX/month MI payment. There is no MI documentation in the file. Client to provide MI certificate.	XX/XX/XXXX - This figure is not XXX, it is a separated breakdown of the property taxes to the different taxing authorities of the city, county and school district. In this particular jurisdiction, each entity taxes separately and must be accounted for that way. XXX does not offer our system is limited to just a single line for taxes so it spilled over to XXX and other in various areas in the file.	10/27/2023	Lender of borrower paid XXX indicator of Not Applicable has been entered. Audit verified taxes broken out on XXX different ways. Ok to clear XXX requirement, as lender used XXX for Xrd tax authority;	10/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	D	A	C	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM83	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/20/2023	Cleared	2095	Credit	Insufficient cash to close.	Cash to close in the amount of $XXX ($XXX + $XXX cash to close) is greater than the available asset amount of XXX. XXX shows $XXX balance as of XX/XX/XXXX and EMD of $XXX was verified in the file for a total of $XXX verified assets. Guideline section XXX Verification of Assets/Funds states the source of funds for closing should be reflected on the loan application. A maximum variance of XXX% of the subject loan amount is allowable for the necessary funds-to-close versus the final asset statements. The variance exceeds XXX%.	XX/XX/XXXX - The Final Settlement Statement already accounts for the $XXX which cleared the end of XXX, so the remaining funds to close is $XXX and the XXX account had $XXX as of XX/XX/XXXX. Uploading ledger reflecting sufficient funds to close and the cashier’s check XXX clearance. Thank you.	10/27/2023	Sufficient cash to close is documented. Audit verified updated assets dated XX/XX/XXXX for $XXX are located in the file.	10/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	D	A	C	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM83	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/20/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				10/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	D	A	A	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM83	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	D	A	A	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM318	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/20/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of $XXX and value used for LTV of $XXX. The HOA Certification provided in the file states the HOA has not been turned over, which would be considered non-warrantable. According the lender’s NP program matrix dated XX/XX/XXXX, a non-warrantable condo has a maximum LTV of XXX% (or X% reduction from the maximum allowed LTV). Per lender’s guidelines section XXX Condominium Eligibility Requirements, Condominium – New projects; HOA should be in control – project under Developer or Builder control will be considered on a case by case basis. ; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of $XXX and value used for LTV of $XXX. The HOA Certification provided in the file states the HOA has not been turned over, which would be considered non-warrantable. According the lender’s XXX program matrix dated XX/XX/XXXX, a non-warrantable condo has a maximum LTV of XXX% (or X% reduction from the maximum allowed LTV). Per lender’s guidelines section XXX Condominium Eligibility Requirements, Condominium – New projects; HOA should be in control – project under XXX will be considered on a case by case basis.	XX/XX/XXXX - Subject is a newer project and the HOA being in developer control is a case-by-case basis approval, not an automatic XXX classification. Ok per XXX for new build condo with developer in control of HOA, comp factors, XXX FICO, XXX credit, full doc, subject property in CX condition	10/27/2023	10/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM318	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/20/2023	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	The file is missing a VVOE for XXX second job. Per lender’s guidelines section X I; Verbal Verification of Employment. An applicant who is a wage earner with qualifying income requires a verbal verification of employment (“VVOE”) conducted by Funding Department within XXX (XXX) calendar days prior to “Closing” in XXX states or “XXX” in XXX states.	XX/XX/XXXX - Audit Review - IHSS for XXX provides a phone number for Verification of Employment on their website. Audit is unable to clear exception without a VVOE or lender exception. ;
XX/XX/XXXX - Client Rebuttal - With XXX income being IHSS (In-Home Support Services sponsored and paid for by the XXX), his XXX employer is listed as the person he is providing in-home care for, which is XXX. The funds are coming from the XXX but there is no way to get a VVOE completed from the XXX as they will simply direct us back to the direct deposit paystubs for proof he is still receiving this income. Most recent paystub is date XX/XX/XXXX which serves as proof of the continued employment. Thank you.;
XX/XX/XXXX - XXX employer is XXX. File is missing final verification of employment for XXX. File has VOE for XXX. ;
XX/XX/XXXX - Uploading the automated VOE for XXX Xnd job completed the day before closing; XX/XX/XXXX- Ok per XXX for new build condo with developer in control of HOA and for no VVOE before closing, comp factors, XXX FICO, XXX credit, full doc, subject property in CX condition.	11/08/2023	11/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM318	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/20/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM318	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM318	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/20/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The file is missing evidence of HOA dues for the borrower’s REO on XXX. Please provide current documentation of HOA dues. .	XX/XX/XXXX - Client Uploading HOA info from XXX for XXX for review.	10/27/2023	Borrower liabilities verified indicator is Present. Audit verified HOA payments for REO. No changes to loan.	10/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM318	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/20/2023	Cleared	2427	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: The fraud report indicates a SSN alert for the co-borrower. The file did not contain a SSN verification or clearance of alert.	XX/XX/XXXX - Co-borrower provided a copy of her SS card that showed correct name, number and issue year of XXX. Alert itself was only an indication that the SSN was issued after XXX. The copy of the card validates the correct name and number. Thank you.	10/27/2023	Alerts from Fraud Report have been cleared. Audit verified SS card in file is dated XXX and matches XXX information in file.	10/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM129	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/20/2023	Acknowledged	2335	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. The XXX reflects the minimum DSCR is XXX for a XXX property.	An approved exception is in file to proceed with DSCR ratio of XXX with same pricing on a rural property due to a low LTV of XXX%.	10/23/2023	10/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	B	C	B	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM129	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/20/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM129	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM261	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/23/2023	Acknowledged	3416	Credit	Loan amount is greater than the maximum loan amount allowed per guidelines	Loan amount of XXX is greater than the maximum loan amount allowed per guidelines of XXX.	The lender approved an exception to exceed the maximum loan amount for rural properties (rural characteristics).	10/23/2023	10/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM261	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/20/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM261	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/20/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. The most recent XXX provided by the lender exceeds a XXX CU score. A desk review is required.	XX/XX/XXXX - Client submitted UCDP XXX	10/25/2023	Third Party Valuation Product Provided. Client submitted UCDP XXX	10/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM80	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/20/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	XX/XX/XXXX - Client submitted XXX	10/25/2023	Third Party Valuation Product Provided, $XXXk value supports apprasied value.	10/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM80	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/20/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirement	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/23/2023	10/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM80	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/20/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM414	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/20/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/23/2023	10/23/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM414	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/23/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/23/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM414	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/23/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/23/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM139	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/23/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirement	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/24/2023	10/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM139	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM139	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM384	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM384	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM384	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	926	Credit	Title Policy is Partial	Title policy is Partial. The title commitment provided indicates vesting/ownership in an LLC name, yet the borrower’s signed the note and mortgage as individuals. The file is missing either a copy of the deed or final title to reflect updated vesting/ownership.	XX/XX/XXXX - XXX filing info reflecting the borrower as the owner of the entity, same entity on title as on the XXX for qualification. Thank you.	10/27/2023	Title policy is Present. Client submitted docs showing XXX is owner of LLC on title.	10/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM384	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The file is missing evidence of PITIA expenses for the borrower’s other REO located at XXX.	XX/XX/XXXX - Client submitted trailing docs for review.	10/31/2023	Borrower liabilities verified indicator is Present. Verified note and taxes for commercial REO under XXX business name.	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM384	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Property has rural characteristics which exceeds max LTV, no exception found. XXX on appraisal is XXX. This District is intended to protect and preserve areas of XXX which are presently XXX or XXX in character and use. The standards developed for these areas are designed to permit development compatible with the preservation of their XXX and XXX use, while not permanently foreclosing future development	XX/XX/XXXX - Client Rebuttal - The XXX is only for the zoning and denotes XXX acre minimum lot sizes, per XXX city website. The appraiser marked subject as suburban and all comparables are within about XXX miles which is typical for larger lot properties like the subject	10/27/2023	Original LTV of XXX adheres to the guideline maximum LTV of XXX. Audit verified comps are all under XXX miles per lender Gls and apprasier selected "XXX".	10/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM9	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/23/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/23/2023	Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM9	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/23/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/23/2023	Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM9	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/23/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/23/2023	Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM148	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/23/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM148	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM148	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM64	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/23/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM64	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/24/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM64	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/23/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM27	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Lender verified only XXX out of XXX months rental history. The file is missing rental history for XX/XX/XXXX. Per Lender Approval - Due to lack of credit depth and LTV XXX%, satisfactory XXX months rental history is required for XXX. Per Lender Guidelines XXX Minimum Credit Depth - A minimum credit depth of XXX acceptable tradelines aged individually for a minimum of XXX years is required for LTVs greater than XXX%. Depth can include a rental history when documented with either (i) a VOR from a Rental Management Company or (ii) cancelled checks.	XX/XX/XXXX - Client submitted VOR printout from rental company for review.	10/30/2023	Housing delinquency meets guidelines. Client submitted missing months of rent. Audit confirmed a full XXX months VOR.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM27	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/25/2023	10/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM27	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM288	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/25/2023	10/25/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM288	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX are less than the Guidelines minimum required of XXX or $XXX. ITIN Ratesheet XXX states XXX months reserves are required for LTVs greater than XXX%.	An approved exception is in file for reserve requirements not being met.	10/25/2023	10/25/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM288	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/25/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM288	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	The file does not contain verification of the tax preparer or their business. Guideline section IX. Acceptable Evidence of Self-Employed Business states when the tax preparer's letter is provided, the letter must be on tax preparer's letterhead, the tax preparer's license verification, from municipal, state or federal licensing boards or proof of their business' existence; and a signed letter from the borrower's tax preparer must be obtained.	XX/XX/XXXX - Lender submitted CPA verification for review.	10/30/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	10/30/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM388	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Borrower is living rent free for the last year per letter in file. Guideline section XXX First Time Home Buyer states if an FTHB, for a primary residence purchase, is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to (a) XXX% maximum LTV; (b) XXX% maximum DTI; and (c) Qualifying income with Full Doc or XX-Month Bank Statement Programs.	Per XXX report, borrower had an ownership interest in XXX . SiteX does not show this as their lookback period is only XXX years. Uploading DV report with this;
information, borrower not a XXX and qualifies for higher LTV’s.	10/31/2023	Original LTV of XXX adheres to the guideline maximum LTV of XXX. Audit verified XXX is not a XXX.	10/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM388	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. Borrower is living rent free for the last year per letter in file. Guideline section XXX First Time Home Buyer states if an FTHB, for a primary residence purchase, is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to (a) XXX% maximum LTV; (b) XXX% maximum DTI; and (c) Qualifying income with Full Doc or XX-Month Bank Statement Programs.	Per DataVerify report, borrower had an ownership interest in XXX. SiteX does not show this as their XXX period is only XXX years. Uploading XXX report with this;
information, borrower not a XXX and qualifies for higher LTV’s.	10/31/2023	Original CLTV of XXX adheres to the guideline maximum CLTV of XXX. Audit verified XXX is not a XXX.	10/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM388	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/25/2023	10/25/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM388	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/25/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM369	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirement	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/25/2023	10/25/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM369	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/25/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM369	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Per XXX XX/XX/XXXX - the XXX only loan program does not permit rural properties.The appraisal indicates XXX neighborhood. The appraiser appears to have used characteristics from XXX north of the subject property and separated by a major road. The subject property is XXX acre property located on a dirt road with minimal neighbors. XXX of XXX comparables are located X+ miles away. The appraisal review in file states that the subject property is a XXX manufactured home in a semi-rural market area within approximately XXX miles of most community services. Per lender’s guidelines section XXX rural influence can include location on a XXX road, in a remote area. Generally, comparable sales used by the appraiser that exceed a distance of XXX miles or more from the subject property is also a good indicator that the property may be located in a rural area.	XX/XX/XXXX -Subject is at the XXX end of the overall general area but there are several properties to the south, east and west as well. As they stated with this being semi-rural, this does not mean fully rural and felt is was more suburban than rural as indicated by the checkbox they chose. It is also not uncommon for go further away for comps that are similar in lot size as our subject’s XXX acres for very recent comps indicative of the market trends. We will defer to the expertise of the actual licensed professional in this classification. Thank you.	10/30/2023	Appraisal guideline violation is now acceptable. XXX accepts apprasal as suburban and semi-rural, ok to clear with rebuttal and appraisal.	10/30/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM218	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/24/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/24/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM218	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/24/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/24/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM218	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/24/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/24/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM270	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	File is missing Xrd party validation for the CPA XXX.	XX/XX/XXXX - Client submitted VOE dated XX/XX/XXXX and within lender Gls.	10/30/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	10/30/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM270	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.	.; Lender guides allow for a XXX % variance allowable for the necessary assets vs final assets.	10/25/2023	10/25/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM270	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Acknowledged	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.	; Lender guides allow DTI to round down on full doc programs.	10/25/2023	10/25/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM270	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/24/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM270	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/25/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM42	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM42	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM42	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM284	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	2427	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: There are undisclosed REO for the borrower that were not addressed by the lender. Please provide documentation that supports the borrower does not have ownership interest in the following properties: XXX and XXX. If borrower is the owner of additional REOs, please provide all PITIA documents to be added into DTI.	XX/XX/XXXX - Uploading SiteX reports for each property showing the borrower is not the owner	10/30/2023	Alerts from Fraud Report have been cleared. Verified REOS on fraud are not in the XXX name.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM284	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/26/2023		10/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM284	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/26/2023		10/26/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	The final loan application and license provided for the borrower’s XXX business indicates less than XXX years’ self-employment. Borrower has been a real estate agent for XXX year and months. Lender approved the loan using XX month personal bank statements. X. Per lender guidelines XXX - Documentation to support the borrower's self-employment in a legitimate and active business covering the most recent XXX, as of the application date, must be obtained on income documentation programs that are less than Full Doc (i.e.: Alt Doc). XXX. According to the lender’s internal memorandum dated XX/XX/XXXX, self-employment for one year is acceptable subject to the self-employed business must be in the borrower’s same line of work prior to becoming XXX. The prior employer listed on the final loan application does not appear to be related to the borrower’s current XXX business.	Ok per XXX to use new S/E job for less than XXX years but over XXX year with XXX and DTI over XXX% but less than XXX%, comp factors, XX% LTV, XXX FICO, A grade credit, S/E for XXX months, X+ months reserves after closing	11/06/2023		11/06/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Acknowledged	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX% exceeds guideline maximum of XXX%. The lender did not calculate the borrower’s bank statement income correctly. The gross deposits used for XX/XX/XXXX in the amount of $XXX were in fact the gross deposits for XX/XX/XXXX. Using the correct gross deposits for XX/XX/XXXX in the amount of $XXX resulted in a total allowable deposit amount of $XXX or monthly amount of $XXX. This resulted in an audit DTI of XXX% which exceeds guideline maximum.	Ok per XXX to use new S/E job for less than XXX years but over XXX year with XXX and DTI over XX% but less than XX%, comp factors, XXX% LTV, XXX FICO, A grade credit, S/E for XXX months, X+ months reserves after closing	11/06/2023		11/06/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/26/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM11	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/26/2023	10/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM11	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM11	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM195	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/26/2023	10/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM195	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Acknowledged	894	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX. The XXX states for a rural property the maximum LTV/CLTV is XX% for a refinance with a max loan amount of $XXXK and minimum credit score of XXX.	An approved exception is in file for rural property with credit score of less than XXX for XXX% to XXX and XXX% to rate with max LTV/CLTV of XXX% and max DTI of XX%.	10/26/2023	10/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM195	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM195	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	There is no verbal verification of employment in the file for the borrower. Guideline section I. Expiration of Credit/Collateral Documents Verbal Verification of Employment states an applicant who is a wage earner with qualifying income requires a verbal verification of employment (VVOE) conducted by Funding Department within ten calendar days prior to "Closing" in XXX states or "Signing" in XXX states.	XX/XX/XXXX - Client submitted VOE	11/06/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Audit verified VOE within lender GLs.	11/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM175	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	The file is missing the prior year and Schedule C for both borrowers. Please provide adequate evidence of self-employment. Per lender’s guidelines section IX. Acceptable Evidence of Self Employed Business. One of the acceptable items is XXX years of business tax returns in the form of and corresponding Schedule C.	XX/XX/XXXX - Client submitted loan approval showing XXX was used to qualify XXX. ;
XX/XX/XXXX - If the lender is using just a one year s/e program to qualify the borrower, an updated loan approval is required stating this. The current loan approval states the borrowers were both qualified using XXX year Schedule C Income documents.;
XX/XX/XXXX - Client Rebuttal - Per XXX from XX/XX/XXXX, XXX has rolled out a One-Year Self-Employment program that only requires one year of income documentation and one year of S/E history. Second year of XXX’s provided to show seasoning only and is not officially used for income purposes.;
XX/XX/XXXX - Audit review - XXX tax returns received are not signed. Please provide XXX signed tax returns for both borrowers.;
XX/XX/XXXX - Client Uploading XXX tax returns. Not needed for actual calculations but they demonstrate the XXX year history of S/E.	11/03/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	11/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM175	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	1262	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval. The file is missing the prior year (XXX) XXXs for both borrowers. Lender approved income is based on XXX years schedule C per approval and XXX income sheet. Please provide completed income documentation.	XX/XX/XXXX - Client Uploading XXX tax returns. Not needed for actual calculations but they demonstrate the XXX year history of S/E.	11/03/2023	The coborrower income verification does match approval. Audit was able to review and clear income condition with uploaded tax returns.	11/03/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM175	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The file is missing the prior year (XXX) XXXs for both borrowers. Lender approved income is based on XXX years schedule C per approval and XXX income sheet. Please provide completed income documentation.	XX/XX/XXXX - If the lender is using just a one year s/e program to qualify the borrower, an updated loan approval is required stating this. The current loan approval states the borrowers were both qualified using XXX year Schedule C Income documents.;
XX/XX/XXXX - Client Rebuttal - Per XXX from XXX has rolled out a One-Year Self-Employment program that only requires one year of income documentation and one year of S/E history. Second year of XXX’s provided to show seasoning only and is not officially used for income purposes.;
XX/XX/XXXX Audit Review - XXX. After receiving XXX tax returns, XXX income decreased to $XXX vs lender $XXX. The Lender's approval shows this as a Full Doc loan, using XXX year Schedule C Income, however the lender qualified the borrower on XXX tax returns only. XXX. A new exception has been added, as DTI is now XXX%.;
XX/XX/XXXX - Client Uploading XXX tax returns. Not needed for actual calculations but they demonstrate the XXX year history of S/E.	11/03/2023	The borrower income verification does match approval	11/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM175	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/03/2023	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.	XX/XX/XXXX - Client submitted loan approval showing XXX was used to qualify
XX/XX/XXXX - If the lender is using just a one year s/e program to qualify the borrower, an updated loan approval is required stating this. The current loan approval states the borrowers were both qualified using XXX year Schedule C Income documents.;
XX/XX/XXXX - Client Rebuttal - Per Credit Memo from XX/XX/XXXX, XXX has rolled out a One-Year Self-Employment program that only requires one year of income documentation and one year of S/E history. Second year of XXX’s provided to show seasoning only and is not officially used for income purposes.;
XX/XX/XXXX - XXX received is the same as the one in file. Max DTI XXX% with lender DTI of XXX%. Email sent to management to reach out regarding uploaded ULAW.	11/06/2023	Documentation provided to support Qualifying DTI below XXX.	11/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM175	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The file is missing evidence of property tax and/or insurance expenses for the borrower’s other REO at XXX.	XX/XX/XXXX - Client Uploading SiteX reports for XXX which also reflects the tax amounts. Uploading last tax bill for XXX from XXX and recent property detail report reflecting it is tax exempt. Borrower not representing that they pay insurance for XXX per LOE and XXX. Property is noted as being tax exempt so we stress tested the DTI by using a tax calculation figure provided by the county but at this point, this property is not being taxed.	11/03/2023	Borrower liabilities verified indicator is Present. Audit verified tax amounts for REO. No HOI/HOA per loe received.	11/03/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM175	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/26/2023	10/26/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM175	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Acknowledged	894	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX. Per lender XXX, the minimum qualifying FICO score is XXX. A lender exception was provided allowing a qualifying FICO score of XXX with more XXX and reserve requirements. This condition will be considered non-material.	A lender exception was provided allowing a qualifying FICO score of XXX.	10/26/2023	10/26/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM175	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/26/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM199	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Acknowledged	3436	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	Lender exception in file for pmt shock exceeding XXX% for a first time home buyer.	10/25/2023	10/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM199	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM199	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM81	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/27/2023	10/27/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM81	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Acknowledged	894	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX. The XXX states for a minimum credit score of XXX, the maximum LTV/CLTV for a primary cash-out refinance is XX%.	There is an approved credit score exception paying off additional debt for less than XXX% DTI with XXX with no cash in hand to borrower. However, the final CD reflects cash in hand to the borrower of $XXX with a DTI of XXX% with no updated exception in file.	10/27/2023	10/27/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM81	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. The XXX states for a minimum credit score of XXX, the maximum LTV/CLTV for a primary cash-out refinance is XXX%.	There is an approved exception in file allowing for an LTV of XXX%; however, the audit LTV is XXX% with no updated exception in file.	10/27/2023	10/27/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM81	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. The XXX states for a minimum credit score of XXX, the maximum LTV/CLTV for a primary cash-out refinance is XXX%.	There is an approved exception in file allowing for an LTV of XXX%; however, the audit LTV is XXX% with no updated exception in file.	10/27/2023	10/27/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM81	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/26/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM37	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrows and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/27/2023	10/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM37	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval	The CPA letter states the borrower only has XXX% of ownership in the business. Guideline section XXX or XXX Month Bank Statement Program Self-Employed Only states if business bank statements are provided the minimum allowable percentage of ownership is XXX% per applicant utilizing the account.	An approved exception is in file to allow use of business bank statements with XXX% ownership in entity. The compensating factor is time in business and low LTV.	10/27/2023	10/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM37	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM3	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM3	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM3	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM65	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/27/2023	10/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM65	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM65	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM104	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM104	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM104	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. FEMA declared XXX in a disaster area (XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal is dated XX/XX/XXXX and shows no damage. However, the inspection date is prior to the FEMA release date. A Post Disaster inspection is required.	XX/XX/XXXX - Client submitted PDI, dated XX/XX/XXXX, no damage to property.	11/13/2023	Post Disaster Inspection provided.	11/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM179	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/26/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/27/2023		10/27/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM179	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				10/27/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM179	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/27/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM110	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/30/2023	10/30/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM110	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/30/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM110	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. The FNMA UCDP is also not in file. Either a UCDP CU score of XXX or below OR a Third Party Valuation is required in file.	Client submitted UCDP with XXX score.	10/31/2023	Third Party Valuation Product Provided. Client submitted UCDP with XXX score.	10/31/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM183	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	2578	Credit	Housing history does not meet guidelines	The rent payment history in file reflects a rent payment of $XXX for XXX. A letter of explanation is not in file to explain the variance in the amount paid. Guideline section XXX Verification of Rent Payments states verification is required with XXX. Legible copy of XXX months canceled checks (front and back) or money orders-amount of checks/money orders must be consistent and match the amount of monthly rent reflected on the XXX. Verification of Rent or a rating from credit reporting agency if from rental agency. A VOR can be accepted from a private party at LTVs of XXX% or less. XXX. Bank Statements for the last twelve months which consistently show payment made for rent amount.	XX/XX/XXXX - Client Rebuttal - The XXX grade allows for XXX and up to XXX% LTV for this loan amount bracket, loan and is within guideline limits. Thank you	11/02/2023	Housing delinquency meets guidelines. Audit verified housing XXX allowed on XXX.	11/02/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM183	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/30/2023	10/30/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM183	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/30/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM214	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/30/2023	10/30/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM214	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/30/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM214	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/30/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM423	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM423	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	3466	Property	Appraisal guideline violation	Appraisal guideline violation: The appraisal report did not contain a photo(s) or comment regarding double strapped water heater. Per lender’s guidelines section XXX does not require photographs of CO/Smoke detectors or water heater straps as long as the appraiser asserts their presence in the report.	Guideline does not apply as subject property is in XXX.	11/02/2023	Appraisal guideline violation is now acceptable.	11/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM423	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	3605	Credit	Asset Documents are Incomplete	The borrower has fixed income securities and mutual fund accounts that are needed for funds to close, and evidence of amount(s) liquidated were not provided in the file. Please provide sufficient proof that the borrower liquidated the required funds for closing. Asset Documents are Incomplete: Per lender’s guidelines section XXX Stocks, Bonds, and Other Securities. Proof is required that these securities have been sold if funds are needed to close.	Brokerage funds held in a full-service brokerage are considered liquid assets in XXX’s view. Thank you.	11/02/2023	The exception 'Asset Documents are Incomplete' is cleared.	11/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM189	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Documentation to verify the tax preparer or business is not in file. Guideline section IX. Acceptable Evidence of Self-Employed Business states if the tax preparer's letter is provided, the tax preparer's license verification, from municipal, state or federal licensing boards or proof of their business' existence must be provided.	XX/XX/XXXX - Client Uploading online business verification for the CPA	11/03/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Audit Verified CPA business.	11/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM189	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/31/2023	10/31/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM189	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/30/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM249	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrows and appraisal requirements met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/31/2023	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM249	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/31/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM249	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/31/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM291	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/31/2023	10/31/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM291	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/31/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/31/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM291	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/31/2023	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX. Income from XXX bank statements could not be validated to the $XXX used by lender to qualify the DTI. Bank account # XXX reflected transfers excluded by lender from the co-borrower's checking account, however Acct # XXX reflects transfers from the co-borrower's savings that were not excluded by Lender. Co-Borrower is not employed and does not meet the minimum credit score requirements; Transfers from co-borrower checking and savings were excluded, would not be qualified income.	XX/XX/XXXX: From Client: Per XXX can you provide dates of transactions coming from co-borrower because they were unable to find any transfers from XXX.	11/05/2023	XX/XX/XXXX: Documentation provided to support Qualifying DTI below XXX. Audit Rebuttal. Reworked income allowing transfers from acct #XXX to #XXX that could support were not circular. Comments regarding co-borrower income were not accurate, audit mis-interpreted notes. Income of $XXX supported a DTI XXX% and meets guidelines.	11/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM418	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/31/2023	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM418	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/31/2023	Acknowledged	1262	Credit	CoBorrower Income Verification does not match Approval	The Written Verification of Employment (WVOE) is expired with a date of XX/XX/XXXX. Guideline section I. Expiration of Credit/Collateral Documents states the Written Verification of Employment expires XXX days as of the date of funding.	An approved exception is in file stating it is ok to use WVOE for co-borrower even though it is older than XXX days since there is a check stub and bank statement in file.	10/31/2023	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM418	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/31/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM165	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM165	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/31/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM165	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/31/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM176	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/31/2023	Cleared	2427	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: The fraud report indicates a potential undisclosed REO at XXX. Please provide further documentation that supports the borrower does not have any ownership interest in XXX or supply evidence of property expenses.	XX/XX/XXXX - client provide site x report - Uploading property profile showing XXX belongs to another party;	11/06/2023	Alerts from Fraud Report have been cleared. Audit confirmed REO does not belong to XXX.	11/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM176	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM176	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/31/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM248	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/31/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/31/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM248	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/31/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/31/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM248	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/31/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/31/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM33	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/01/2023	Cleared	2077	Credit	Fraud Report Missing	Fraud report provided was for borrowing entity. Please provide a completed third party fraud report/tool for the borrower.	XX/XX/XXXX - Client submitted fraud report	11/06/2023	Fraud report Present. Audit review - no fraud issues	11/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	NA	NA	D	D	A	NA	D	D	A	NA	D	D	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM33	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/01/2023	Cleared	926	Credit	Title Policy is Partial	Per lender’s guidelines section XXX Borrowing Entities; Entity Documentation Requirements, A Unanimous Written Consent/Board Resolution signed by all members regardless of their percentage of interest (i) authorizing the transaction with XXX, and (ii) identifying the authorized to sign the loan documents on behalf of and to bind the entity. The LLC entity and has XXX members, and the file was missing the Written Consent/Board Resolution.	Change status of 'Title Policy is Partial' from Active to Open Rebuttal.; XX/XX/XXXX - Client submitted LLC docs	11/06/2023	Title policy is Present. Audit verified LLC docs are within lender GLs	11/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	NA	NA	D	D	A	NA	D	D	A	NA	D	D	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM33	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/01/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	NA	NA	D	D	A	NA	D	D	A	NA	D	D	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM33	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/01/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	NA	NA	D	D	A	NA	D	D	A	NA	D	D	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM17	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/31/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. section XXX requires borrower ot have XXX tradelines for credit depth, borrower has XXX reporting on credit. Lender provided XXX months of rental history, XXX has the discretion to determine the acceptability. Lender approval called for XXX months of rental history, file contains XXX months.	XX/XX/XXXX - Ok per XXX for XXX month VOR counted as a XXX month VOR. Likely that the last months rent was used for XXX last month at previous address, comp factors, XXX% purchase, XXX FICO, A grade credit, full doc, low DTI at XXX% without any rental credit, subject is significantly cash flowing.	11/06/2023	11/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM17	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/31/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM17	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/31/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM426	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/31/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirement	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/01/2023	11/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM426	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. The file does not contain documentation to verify $XXX rent payments and there is no exception in the file. Guideline section XXX states if an XXX, for a primary residence purchase, is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to: (a) XXX% maximum LTV; (b) XXX% maximum DTI; and (c) Qualifying income with Full Doc or XXX-Month Bank Statement Programs.	XX/XX/XXXX - Ok per XXX to take private party VOR to XXX%, comp factors, current residence is a X+ apartment unit that is XXX by the owner, comp factors, XXX FICO, AAA credit, S/E for XXX+ years, subject property in XXX condition having been recently remodeled.;	11/07/2023	11/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM426	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. The file does not contain documentation to verify $XXX rent payments. Guideline section XXX states if an XXX, for a primary residence purchase, is absent a complete rental history for the prior XXX consecutive months, or is currently not paying any rent, that borrower is limited to: (a) XXX% maximum LTV; (b) XXX% maximum DTI; and (c) Qualifying income with Full Doc or XXX-Month Bank Statement Programs.	XX/XX/XXXX - Ok per XXX to take private party VOR to XXX%, comp factors, current residence is a X+ apartment unit that is managed by the owner, comp factors, XXX FICO, XXX credit, S/E for XXX+ years, subject property in XXX condition having been recently remodeled.	11/07/2023	11/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM426	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM427	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/31/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirement	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/01/2023	11/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM427	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM427	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM212	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/02/2023	11/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM212	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM212	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM16	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/01/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				11/01/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM16	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/02/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				11/02/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM16	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				11/02/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM32	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/01/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM32	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/01/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM32	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/01/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM180	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/01/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM180	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/02/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM180	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/02/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM76	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/02/2023	11/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM76	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM76	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM41	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/02/2023	11/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM41	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM41	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM267	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Acknowledged	3436	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. Guideline section XXX will consider loans for XXX provided they do not have a primary residence purchase, a payment shock of greater than three times that of their current rental payment.	An approved exception is in file to allow payment shock exceeding XXX times.	11/03/2023	11/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM267	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM267	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM162	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM (APOR)	Closed	11/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM162	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM (APOR)	Closed	11/02/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/03/2023	11/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM162	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM (APOR)	Closed	11/02/2023	Cleared	-96413	Compliance	NC RSHL Average Prime Offer Rate APR Threshold Exceeded	This loan exceeded the average prime offer rate APR threshold. The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following: The loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more. All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/03/2023	11/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM162	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM (APOR)	Closed	11/02/2023	Cleared	926	Credit	Title Policy is Partial	Title policy is Partial. Lender's approval was specific in that the short form title policy would not be acceptable, full XXX Preliminary Title Report or XXX Extended Policy (XXX) was required. The Final Policy in file was on Short Form XXX.	Though initial title report was a short form, the updated policy is an extended coverage policy with all full schedules, uploading for review.	11/08/2023	Title policy is Present. audit verified title policy is full and clear	11/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM26	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Acknowledged	871	Credit	Hazard Insurance Indicator is Partial	The hazard insurance deductible is $XXX. Guideline section XXX Hazard Insurance F. Deductible states the deductible clause may not exceed the lower of $XXX or XXX% of the amount of coverage.	An approved exception is in file to allow for this higher deductible.	11/03/2023	11/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM26	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM26	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM118	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/03/2023	11/03/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM118	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Acknowledged	894	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX. Per lender’s XXX Rate sheet and Matrix dated XX/XX/XXXX, the minimum FICO score requirement is XXX. A lender exception was provided to allow a FICO of XXX. This condition will be considered non-material.	A lender exception was provided to allow a FICO of XXX.	11/02/2023	11/02/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM118	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX% is greater than the maximum allowable guideline LTV of XXX% based on a loan amount of XXX and value used for LTV of XXX. Per lender’s XXX Rate sheet and Matrix dated XX/XX/XXXX, the maximum LTV for a FICO score of XXX, cash out, with a recent XXX%. A lender exception was provided to allow a maximum LTV of XXX%. This condition will be considered non-material.	A lender exception was provided to allow a maximum LTV of XX%.	11/02/2023	11/02/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM118	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/02/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
NQM46	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/02/2023	Acknowledged	3415	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXX is less than the minimum required loan amount of XXX.	Lender gave exception for loan amount less than the required minium with rate adjustment of XXX and consideration for good cash flow; Loan amount exception per XXX. with rate add. / offset: good cash flow	11/02/2023		11/02/2023		C	B	C	B	C	B	C	A	NA	NA	C	C	C	NA	C	C	C	NA	C	C	C	NA	C	C	C	NA	C	C	C	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM46	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/02/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				11/02/2023		C	B	A	A	C	B	C	A	NA	NA	C	C	C	NA	C	C	C	NA	C	C	C	NA	C	C	C	NA	C	C	C	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM46	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan. ; Property and valuations related findings were not identified on the loan.	Change status of 'No Property Findings' from Cleared to Rescind.; invalid rescinded	11/03/2023		11/03/2023		C	B	A	A	C	B	C	A	NA	NA	C	C	C	NA	C	C	C	NA	C	C	C	NA	C	C	C	NA	C	C	C	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM46	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/02/2023	Cleared	2075	Property	Title Issues Present	The following issues were noted: $XXX lien in favor of XXX is listed on the title commitment. There is an LOE in file stating the lien was satisfied earlier in XXX. Client to provide final title policy showing this lien was removed from the final policy.	XX/XX/XXXX: Client rebuttal - Please consider the previous documentation sent to you for these findings. XXX is the issuing agent attorney of the title policy. XXX allows for attorney’s to be title agents as noted by the title policy, uploaded for review. The information regarding the recording of the reconveyance was signed by the same attorney and serves as a title supplement. He is not the borrower’s attorney, he is the issuing title agent and closing attorney;
XX/XX/XXXX - Audit review - document received is not a supplement from the title company, but a letter from the borrower's lawyer. Title in file Under Schedule B, Part XXX reads : XXX. Satisfaction and/or Cancellation of Deed of Trust/Mortgage to XXX recorded XX/XX/XXXX in Book XXX at Page XXX in the amount of $XXX. Client to provide final title policy showing #XXX removed.;
;
															XX/XX/XXXX - Client - Uploading title supplement advising that the lien in question had a satisfaction released earlier this year and that no Note was ever executed nor were any payments made. Est HUD had this as a payoff but the Final Settlement Statement had it removed per the title supplement as the lien was already released.	11/08/2023	The exception 'Title Issues Present' is cleared. XX/XX/XXXX : Audit verified title agent on final settlement and title commitment are the same on LOE. Ok to clear.	11/13/2023		C	B	C	A	C	B	C	A	NA	NA	C	C	C	NA	C	C	C	NA	C	C	C	NA	C	C	C	NA	C	C	C	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM97	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/03/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. File is missing evidence the CPA has an active license as required per Guidelines Section IX X . Documentation in the file reflects the CPA's license expired XX/XX/XXXX. Copy of the CPA Report from XXX shows the CPAs license was submitted for renewal and was in process as of XX/XX/XXXX. Further notes in file reflected on the loan approval required the license to be verified as "active" prior to funding, this documentation is missing.	XX/XX/XXXX - client providing trailing docs. The CPA license only needs to be active at the time the taxes were actually filed. If the CPA is renewing, retiring or otherwise no longer going to prepare taxes moving forward then they will not be able to file XXX taxes or earlier year amended returns but they can still write a CPA letter covering the time they were still licensed and filing taxes. Also, CA only requires XXX accounting classes in college to be able to file returns on behalf of other for a fee. As a CPA with a XXX year degree, this requirement will already have been met. Uploading CPA website page, which satisfies this requirement, and also shows that he has a Bachelor's degree in Business Administration and Accountancy.	11/15/2023	The borrower income verification does match approval, CPA valid at the time of filed taxes and has renewed;	11/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM97	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/02/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM97	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/03/2023	Acknowledged	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: File is missing a copy of the initial XXX deposit of $XXX paid to seller at inception of land contract agreement. Guidelines Section XXX and XXX requires a copy of the canceled check/wire/bank statement to accompany the escrow receipt for the earnest money paid. File is missing this evidence from XX/XX/XXXX.	XX/XX/XXXX - Ok per XXX to accept the LOE regarding the EMD and proof of rental payments being partially used for the EMD as subject is a lease option and not a standard sale and the EMD would not be held by an intermediary but by the seller directly, comp factors, XX% LTV purchase, XXX FICO, AA credit, borrower has been running their XXX out of subject for XXX years	11/09/2023	11/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM97	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/03/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM221	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/03/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/03/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM221	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/03/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/03/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM221	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/03/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/03/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM263	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/03/2023	Acknowledged	2095	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX. The asset summary report reflects $XXX held by the spouse of the borrower who is not on the loan. Per UW note on Asset Summary Sheet - XXX is held by XXX. XXX lives with borrower - see rent-free letter. XXX assets are considered acceptable and not a gift. Audit review - Use of spouse funds requires a lender exception as it does not meet lender guidelines. Per XXX Source of Funds - The source of funds on all transactions can be from any of the following sources: • Borrower’s own funds; • Gift from a relative (refer to Gift Funds); or • Seller or institutional second mortgage.	XX/XX/XXXX - Ok per XXX to use XXX to close, comp factors, XXX% purchase, very low DTI and subject will provide a positive cash flow, subject in CX conditions having been recently extensively remodeled.	11/10/2023	11/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM263	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/03/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM263	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/03/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM99	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/03/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM99	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM99	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: The file is missing verification that the XXX Gift was returned directly to the XXX. The Borrower received XXX funds from his sister and the lender did not approve these funds as a gift toward the purchase. The loan approval states the following - "It's still a requirement to show that the borrower has reimbursed his sister for the $XXX. Refund of $XXX is listed on the estimated HUD-X. Making a XXX condition to cut the check directly to the borrower's sister which is where the funds originated from and clearing condition". The final settlement statement shows a Refund of Gift To Be Advised for $XXX.	XX/XX/XXXX - Audit verified funds returned to donor per final CD.;
XX/XX/XXXX - Uploading updated executed Final Settlement Statement advising specifically the name of the XXX the funds were to be refunded to, in accordance with the closing instructions.	11/10/2023	The exception 'Asset Documents are Incomplete' is cleared.	11/10/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM246	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/03/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/06/2023	11/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM246	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/06/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM246	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM24	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/03/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM24	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/06/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM24	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM280	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Acknowledged	3415	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXX is less than the minimum required loan amount of XXX. The XXX states the minimum loan amount is $XXX.	An approved exception is in file to allow for loan amount less than $XXX.	11/07/2023	11/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM280	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM280	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM331	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM331	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM331	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	2587	Credit	Borrower Income Verification is less than 12 months	Borrower Income Verification of XXX is less than XXX months.	XX/XX/XXXX: client providing rebuttal - can you also please provide more background on this finding for XXX	11/09/2023	XX/X/XXXX: Audit has reviewed and determined this is an invalid finding as this is a DSCR loan, nothing furhter needed from the client, condition cleared.	11/09/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM362	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM362	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM362	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM29	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
																			; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM29	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
																			; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM29	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
																			; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM223	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	File is missing copy of the final CD from the simultaneous purchase of XXX supporting a PITIA of $XXX. File is missing Note for the refinance of XXX to support the PITIA does not exceed $XXX.	XX/XX/XXXX - Client providing trailing's docs. Uploading copy of Note and XXX for XXX.	11/15/2023	Borrower liabilities verified indicator is Present: copy of Note and FSS for XXX, condition cleared.	11/16/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	D	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM223	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX% exceeds guideline maximum of XXX. Lender approval reflected a qualified monthly income of $XXX. File contained XXX months of bank statements for account #XXX that supported a monthly income of only $XXX.	XX/XX/XXXX - client providing trailing docs. Uploading second set of bank statements and corresponding analysis.	11/15/2023	Documentation provided to support Qualifying DTI below XXX. Client provided second set of bank statements supporting income of $XXX, condition cleared.	11/16/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	C	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM223	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/06/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	A	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM223	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/07/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	A	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM178	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/08/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																			; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM178	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																			; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM178	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																			; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM181	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/08/2023	Cleared	1315	Credit	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial. Missing addendum to the purchase contract extending the closing date to XX/XX/XXXX from the previously amended date of XX/XX/XXXX.	XX/XX/XXXX - Client Rebuttal - The fact that the seller signed the Final Settlement Statement is good enough for XXX to show that the extended closing date was agreeable	11/14/2023	The fully executed purchase contract is Present XXX doesn’t' require contract extensions for closing dates.	11/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM181	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM181	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/08/2023	Acknowledged	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Guideline section XXX requires funds for closing to be properly verified and sourced when over $XXX and XXX% LTV for DSCR loans. A signed letter in file by borrower reflects that business funds will not be used for closing, funds for the cash to close however were from business account ending in XXX. File is missing complete updated online print out showing deposits made to the account used for the cash to close ending in #XXX. The printout provided reflects an increased balance of $XXX on XX/XX/XXXX vs the balance on the last statement provided XX/XX/XXXX of $XXX however no deposits supporting the increase are present. Provide updated letter signed by the borrower regarding source of funds to be from business acct and account printout to support the increased balance for #XXX.

Guidelines section XXX Business Deposit Accounts require the following documentation when used for cash to close.  Copy of the XXX most recent bank statement and Hand written Letter of Explanation executed by the majority business ownership describing the potential impact on the business if business funds are used.  This letter is missing from the file, in addition XXXrd party lookup for the tax preparer was not found in file, this letter was used to support ownership percentages.

Guideline section XXX requires XXX deposits less than $XXX be supported by one of the following: Escrow Receipt, canceled XXX or Bank Statement showing the check cleared. The EMD check was drawn on account ending in #XXX however as of XX/XX/XXXX the account balance in that account per the XX/XX/XXXX statement was $XXX, updated statements are required to support sufficient funds and/or clearing of the XXX check.	XX/XX/XXXX - The updated LOE from XX/XX/XXXX advises that business funds will be used so the earlier LOE dated is not being relied upon any longer. Sec XXX for a $XXX EMD, only the EMD receipt is needed, uploading for review. Uploading updated XXX with acknowledgment. Thank you.;
Ok per XXX for missing the first XXX days of the XXX business account, comp factors, still have the/ most recent XXX days of transactions, XXX% purchase, XXX FICO, S/E XX+ years.	11/14/2023	11/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM181	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM213	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				11/07/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM213	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				11/07/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM213	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				11/07/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM237	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/08/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Per lender’s XXX, a DSCR between XXX requires a XXX% reduction of maximum allowed LTV/CLTV, which would be XXX% for the subject loan (foreign national borrower is max of XXX%). A lender exception was provided allowing LTV of XXX%. This condition will be considered non-material.	A lender exception was provided allowing LTV of XX%.	11/08/2023	11/08/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM237	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/08/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/08/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM237	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/08/2023	Cleared	3467	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. The file does not contain any documents to establish foreign credit. Per lender’s guidelines section XXX; Credit References. In order to comply with Anti-Money Laundering (“XXX”) and Office of Foreign Asset Control (“XXX”) requirements, one of the following will be required. A U.S. credit report with at least (XXX) trade lines with minimum age of XXXyears for one trade line; or an international credit report; or an original credit reference letter from an internationally known financial institution; or a bank statement documenting a foreign financial banking relationship for the past XXX days.	XX/XX/XXXX - Client Uploading two months of business statements with XXX, US based accounts owned XXX% by the borrower are also acceptable and even preferred since they must abide by the same federal XXX laws	11/14/2023	Borrower(s) have met the minimum tradeline requirement per lender guidelines. Per rebuttal, XXX accepts XXX Bank Statements as proof of credit. Audit reviewed business assets submitted.	11/14/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM237	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/08/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	NA	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	C	C	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM305	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				11/08/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM305	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/08/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				11/08/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM305	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/08/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				11/08/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	A	A	A	A	A	A	A	A	NA	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM397	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Acknowledged	871	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. The borrower’s hazard insurance deductible is $XXX on a $XXX policy. Per Lender Guidelines XXX Hazard Insurance – The deductible clause may not exceed the lower of $XXX or XXX% of the amount of coverage. The deductible clause may apply to either fire or extended coverage or to both.	XX/XX/XXXX - Lender exception in file. $XXX Deductible is XXX% of the dwelling coverage ($XXX) but exceeds the limit of $XXX. XXX: Mitigating factors: Borrower has documented over $XXXK of available reserves	10/26/2023	10/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	D	B	C	B	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM397	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Acknowledged	929	Compliance	Security Instrument Indicator is Partial	; The security instrument indicator is Partial. The Lender and the borrowing LLC have the same address listed on the Security Agreement. There is no letter of explanation in file as to why the Lender and Borrowing LLC have the same address. XXX to provide LOE as to why the lender and borrowing LLC have the same address on the security instrument. XXX to provide proof that the guarantor on this loan are not affiliated and/or employed by the lender, per Lender Guidelines XXX Conflicts of Interest, Lender Guidelines XXX Ineligible Borrowers - loans processed and submitted by Mortgage Brokers and Lender Guidelines XXX Mortgage Broker or Employee of a Mortgage Broker.	XX/XX/XXXX - This set up was pre-approved by management. The LLC is set up by XXX and bought back by the XXX and guarantors, please refer to Side Letter and entity documents. To our knowledge Guarantors are not;
employes of XXX, thank you.;
XX/XX/XXXX - XXX response: Under review pending XXX response	10/26/2023	12/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	D	B	D	B	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM397	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	D	B	A	A	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM397	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan. ; Property and valuations related findings were not identified on the loan.	10/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	D	B	A	A	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM397	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Acknowledged	3813	Compliance	Purchase Contract does not Match Final CD	The final settlement statement reflects the correct sales price $XXX when compared to the Purchase Contract $XXX. The contract addendum added $XXXk assignment fee to the purchase price, however that fee was added as a charge on the final CD and not a reflection in the final sales price.	XX/XX/XXXX - XXX response: XXX is working on the issue with our title partner, unless FTP uploaded provides any insight in the issue.	10/26/2023	XX/XX/XXXX - Acknowledged by client	10/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	D	B	B	B	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM397	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/10/2023	Cleared	2570	Credit	Final Loan Application is Missing	Final loan application is Missing for the personal guarantor. Only LLC applications are in the file.	XX/XX/XXXX - XXX response: Business purpose application includes both the borrower and personal guarantor, a Final XXXX/URLA is not required.	10/26/2023	Final loan application is Not Applicable. Business purpose application includes both the borrower and personal guarantor, a Final XXX/URLA is not required. This has been confirmed by management.	10/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	D	B	D	A	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM397	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. The file contains a bank printout payment history and XXX payment history, however, they are different amounts and time frames. There are no leases or VORs to match up with payment history and no URLAs in file. Per lender’s guidelines section XXX Verification of Rent Payments. A rental payment history covering the last XXX months requires verification XXX; bank statements for the last XXX) months which consistently show payment made for rent amount.	XX/XX/XXXX - XXX response: Housing payment is documented from XX/XX/XXXX with a transaction history from XXX, an account known to belong to the guarantor and XX/XX/XXXX at former residence via XXX transaction history. This XXX history was accepted without accompanying bank statements since XXX is only offered through financial institutions. The amount of the lease is irrelevant, only the performance/payment history. The amounts are consistent in most months, and are supported by the typical XXX rentals in the guarantors disclosed place of residence.	10/26/2023	Housing delinquency meets guidelines. XX/XX/XXXX - review accepts XXX rebuttal as verification that XXX accepts the VOR in file as is.	10/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	D	B	C	A	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM397	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Cleared	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. The final settlement statement reflects the correct sales price of $XXX when compared to the Purchase Contract $XXX. The contract addendum added $XXXk assignment fee to the purchase price, however that fee was added as a charge on the final CD and not a reflection in the final sales price. Title coverage in file only covers $XXX.	XX/XX/XXXX - Audit updated max LTV/CLTV to XXX% per matrix dated XX/XX/XXXX. ;
XX/XX/XXXX - Client Rebuttal - XXX allows a DSCR purchase with LTV up to XXX%, this LTV is XXX%. Approval and Worksheet are updated to reflect XXX% LTV;
XX/XX/XXXX - $XXXk assignment fee cannot be added to the sales price, as it is a fee charged to the borrower and not tangible property. XXX final settlement statement shows $XXX purchase price with a $XXXk assignment fee to XXX under Miscellaneous Charges. Public records show the final sales price at $XXX. A lender exception is required to use anything other than $XXX for LTV/CLTV. ;
XX/XX/XXXX - XXX response: The Value for loan purposes is the final sale price of $XXX, as per the purchase contract addendum in file, uploaded XX/XX/XXXX and executed by all parties (buyer, seller, assignor).	10/26/2023	Original CLTV of XXX adheres to the guideline maximum CLTV of XXX.	11/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	D	B	C	A	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM397	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Cleared	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. The final settlement statement reflects the correct sales price of$XXX when compared to the Purchase Contract $XXX. The contract addendum added $XXXk assignment fee to the purchase price, however that fee was added as a charge on the final CD and not a reflection in the final sales price. Title coverage in file only covers $XXX. ; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. The final settlement statement reflects the correct sales price of$XXX when compared to the Purchase Contract $XXX. The contract addendum added $XXXk assignment fee to the purchase price, however that fee was added as a charge on the final CD and not a reflection in the final sales price. Title coverage in file only covers $XXX.	XX/XX/XXXX - Audit updated max LTV/CLTV to XXX% per matrix dated XX/XX/XXXX. ;
XX/XX/XXXX - Client Rebuttal - XXX allows a DSCR purchase with LTV up to XXX%, this LTV is XXX%. Approval and Worksheet are updated to reflect XX% LTV;
XX/XX/XXXX - $XXXk assignment fee cannot be added to the sales price, as it is a fee charged to the borrower and not tangible property. Buyer's final settlement statement shows $XXX purchase price with a $XXXk assignment fee to XXX under XXX. Public records show the final sales price at $XXX. A lender exception is required to use anything other than $XXX for LTV/CLTV. ;
XX/XX/XXXX - XXX response: There is no LTV violation, as the Buyer's transaction price was $XXX, as reflected in the price addendum dated XX/XX/XXXX. The settlement statement reflects price to seller of $XXX since the $XXXK assignment fee was paid by the Buyer. Underwriting notes that the appraisal shows price as $XXX, but the report was completed prior to the final price adjustment. The market value supported the value at $XXXK; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. The final settlement statement reflects the correct sales price of$XXX when compared to the Purchase Contract $XXX. The contract addendum added $XXXk assignment fee to the purchase price, however that fee was added as a charge on the final CD and not a reflection in the final sales price. Title coverage in file only covers $XXX.	10/26/2023	Original LTV of XXX adheres to the guideline maximum LTV of XXX.	11/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	D	B	C	A	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM397	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Cleared	3812	Credit	Interested Party Contribution – Exceeds Guidelines	The Interested Party Contributions of XXX exceed XXX allowable per guidelines. One year upfront rent in the amount of $XXX (from the seller) was listed as a credit per the final settlement statement. The lender did not adjust the LTV as allowed per guidelines. Per lender’s guidelines section XXX Maximum Contributions, Non-owner Occupied & Second Home; Max XXX% regardless of LTV. Contributions in excess of the above stated limits are allowable; however, the excess contribution(s) must be subtracted from the purchase price for the calculation of LTV/CLTV.	XX/XX/XXXX - XXX response: This is not a contribution toward closing costs but a prepayment of obligation. The seller is leasing back from the buyer and this credit represents XXX months of pre-paid rent. SInce the buyer is not collecting rent for XXX months, they are in fact paying. The seller did not "contribute" but pre-paid a future debt. So, while the closing costs were covered by the credit, the buyer is "paying" them back over the next XXX months. This is not a contribution.	10/26/2023	The Interested Party Contributions of X.XXdo not exceed X.XXallowable per guidelines. Rent back of $XXX removed from interested party contributions section. Lease in file supports $XX upfront rent payment.	10/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	D	B	C	A	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM397	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/11/2023	Cleared	926	Credit	Title Policy is Partial	Title policy is Partial. The title commitment provided does not indicate the correct proposed insured borrower entity. The title policy covers $XXX. Please provide updated title policy with correct vesting and title coverage.	XX/XX/XXXX- XXX response: Final Title Policy uploaded for review.	10/26/2023	Title policy is Present. Final title policy received, verifying the corrected vested party and insurance amount.	10/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.	D	B	C	A	D	B	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA	B	B	A	NA
NQM36	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/23/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/24/2023	10/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM36	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM36	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	3466	Property	Appraisal guideline violation	Appraisal guideline violation: This transaction is subject to a lender holdback of funds in the amount of $XXX. The following work is to be completed within
XXX days of loan funding and documentation showing has been professionally completed is required: XXX. Installation of garage door. Garage door must meet municipal codes.
XXX. Installation of missing flooring in bathroom & bedroom closet XXX. Finish drywall at door. Installation of missing cabinet and cabinet door. Lender to provide final inspection.	XX/XX/XXXX - Client submitted escrow holdback and proof of all repairs completed.	12/18/2023	Appraisal guideline violation is now acceptable.	12/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
NQM182	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM182	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM182	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Guidelines section XXX Souce of Funds requires verification for all funds paid outside of escrow/closing. File is missing copy of the most recent bank statement supporting the source of funds for the $XXX.	XX/XX/XXXX - Audit verified XXXk EMD is from the borrower; XX/XX/XXXX - Client submitted verification of XXXk EMD.	11/28/2023	The exception 'Asset Documents are Incomplete' is cleared.	11/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA
NQM182	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	1315	Credit	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial. Sales contract reflects the subject was going to be occupied by borrowers. Provide updated addendum changing the occupancy and a letter of explanation from borrower regarding the change in occupancy intent.	XX/XX/XXXX - Lender ok with closing docs showing vs contract showing XXX. Lender not using contract to prove occupancy.;
XX/XX/XXXX - Client rebuttal - The purchase contract does not speak to occupancy after closing but rather just the delivery of the property upon closing. Thank you.;
XX/XX/XXXX - The fully executed purchase contract is Partial.  Sales contract reflects the subject was going to be occupied by borrowers.  Provide updated addendum changing the occupancy and a letter of explanation from borrower regarding the change in occupancy intent.;
XX/XX/XXXX - From Client: XXX had an exception for purchase contract partial… can you please have some more background added to the exception please	11/10/2023	The fully executed purchase contract is Present	11/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	NA	NA	C	C	A	NA	D	D	A	NA	C	C	A	NA	D	D	A	NA	D	D	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA	A	A	A	NA